LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES [Abstract]
Operating Leases Included in Unaudited Condensed Consolidated Balance Sheets
Operating leases are included in the consolidated Balance Sheets as follows:

(in thousands)	Classification	December 31, 2023	December 31, 2022
Lease assets
Operating lease cost ROU assets, net	Assets	$353.2	$507.1
Total lease assets		$353.2	$507.1
Lease liabilities
Operating lease liabilities, current	Current liabilities	$160.3	$149.4
Operating lease liabilities, non-current	Liabilities	201.6	362.1
Total lease liabilities		$361.9	$511.5

Components of Lease Costs
The components of lease costs, which are included in income/(loss) from operations in our consolidated Statement of Operations were as follows:

	Twelve Month Period Ended
(in thousands)	December 31, 2023	December 31, 2022
Lease costs
Operating lease costs	179.5	104.7
Total lease costs	$179.5	$104.7

Minimum Commitments Under the Company Leases
Lease commitments

(in thousands)	December 31, 2023
2024	$180.4
2025	185.8
2026	31.3
Total future minimum lease payments	397.5
Amount representing interest	35.6
Present value of net future minimum lease payments	$361.9